December 1, 2017 (as revised December 19, 2017)

American Century Investments
Prospectus

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)
One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)
One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)
One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)
One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary – One Choice Portfolio: Very Conservative	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – One Choice Portfolio: Conservative	6
Investment Objective	6
Fees and Expenses	6
Principal Investment Strategies	6
Principal Risks	7
Fund Performance	8
Portfolio Management	9
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Fund Summary – One Choice Portfolio: Moderate	10
Investment Objective	10
Fees and Expenses	10
Principal Investment Strategies	10
Principal Risks	11
Fund Performance	12
Portfolio Management	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Fund Summary – One Choice Portfolio: Aggressive	14
Investment Objective	14
Fees and Expenses	14
Principal Investment Strategies	14
Principal Risks	15
Fund Performance	16
Portfolio Management	17
Purchase and Sale of Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
Fund Summary – One Choice Portfolio: Very Aggressive	18
Investment Objective	18
Fees and Expenses	18
Principal Investment Strategies	18
Principal Risks	19
Fund Performance	20
Portfolio Management	21
Purchase and Sale of Fund Shares	21
Tax Information	21

Payments to Broker-Dealers and Other Financial Intermediaries	21
Objectives, Strategies and Risks	22
Management	26
Investing Directly with American Century Investments	28
Investing Through a Financial Intermediary	30
Additional Policies Affecting Your Investment	32
Share Price and Distributions	35
Taxes	36
Multiple Class Information	38
Financial Highlights	39

©2017 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – One Choice Portfolio: Very Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.70%	0.70%
Total Annual Fund Operating Expenses	0.70%	1.20%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$72	$224	$390	$871
R Class	$123	$382	$660	$1,454
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	69.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	20.50%
Equity Growth Fund	4.00%	Emerging Markets Debt Fund	1.50%
Growth Fund	2.50%	Global Bond Fund	8.00%
Heritage Fund	1.50%	Inflation-Adjusted Bond Fund	10.00%
Large Company Value Fund	7.00%	International Bond Fund	7.00%
Mid Cap Value Fund	5.00%	NT High Income Fund	2.00%
NT Disciplined Growth Fund	1.00%	Short Duration Fund	7.00%
Real Estate Fund	2.00%	Short Duration Inflation Protection Bond Fund	13.00%
Small Company Fund	1.00%
		Cash Equivalents (Money Market Funds)	6.00%
		U.S. Government Money Market Fund	6.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	20-30%	55-75%	3-25%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 6.20% Lowest Performance Quarter (4Q 2008): -3.97%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.79%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	5.61%	4.17%	4.14%	09/30/2004
Return After Taxes on Distributions	4.85%	3.27%	3.18%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	3.39%	2.98%	2.94%	09/30/2004
R Class Return Before Taxes	5.07%	3.66%¹	3.63%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice Portfolio: Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.81%	0.81%
Total Annual Fund Operating Expenses	0.81%	1.31%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$83	$259	$450	$1,002
R Class	$134	$416	$719	$1,578
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a sizeable portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	49.00%
Core Equity Plus Fund	2.00%	Diversified Bond Fund	20.50%
Equity Growth Fund	7.00%	Emerging Markets Debt Fund	2.00%
Growth Fund	4.75%	Global Bond Fund	7.00%
Heritage Fund	3.25%	Inflation-Adjusted Bond Fund	7.00%
International Growth Fund	5.50%	International Bond Fund	5.50%
Large Company Value Fund	7.00%	NT High Income Fund	2.00%
Mid Cap Value Fund	6.00%	Short Duration Inflation Protection Bond Fund	5.00%
NT Disciplined Growth Fund	1.50%
NT Global Real Estate Fund	2.00%	Cash Equivalents (Money Market Funds)	6.00%
NT International Small-Mid Cap Fund	1.00%	U.S. Government Money Market Fund	6.00%
NT International Value Fund	3.50%
Small Company Fund	1.50%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	39-51%	38-55%	2-20%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 9.27% Lowest Performance Quarter (4Q 2008): -8.82%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.36%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	5.58%	6.16%	4.81%	09/30/2004
Return After Taxes on Distributions	4.68%	5.16%	3.82%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	3.57%	4.58%	3.51%	09/30/2004
R Class Return Before Taxes	4.97%	5.64%¹	4.29%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	—

1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice Portfolio: Moderate
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.90%	0.90%
Total Annual Fund Operating Expenses	0.90%	1.40%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$92	$287	$499	$1,108
R Class	$143	$444	$767	$1,679
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	64.00%	Fixed-Income Securities (Bond Funds)	32.00%
Core Equity Plus Fund	4.00%	Diversified Bond Fund	14.50%
Emerging Markets Fund	4.00%	Emerging Markets Debt Fund	2.00%
Equity Growth Fund	11.00%	Global Bond Fund	5.00%
Growth Fund	7.00%	Inflation-Adjusted Bond Fund	5.00%
Heritage Fund	5.00%	International Bond Fund	2.00%
International Growth Fund	6.50%	NT High Income Fund	2.50%
Large Company Value Fund	8.50%	Short Duration Inflation Protection Bond Fund	1.00%
Mid Cap Value Fund	5.50%
NT Disciplined Growth Fund	2.00%	Cash Equivalents (Money Market Funds)	4.00%
NT Global Real Estate Fund	2.00%	U.S. Government Money Market Fund	4.00%
NT International Small-Mid Cap Fund	1.50%
NT International Value Fund	5.00%
Small Company Fund	2.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	53-73%	21-41%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 11.86% Lowest Performance Quarter (4Q 2008): -14.20%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.50%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	6.45%	8.04%	5.19%	09/30/2004
Return After Taxes on Distributions	5.44%	7.00%	4.24%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	4.28%	6.12%	3.88%	09/30/2004
R Class Return Before Taxes	5.92%	7.51%¹	4.67%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice Portfolio: Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.99%	0.99%
Total Annual Fund Operating Expenses	0.99%	1.49%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$101	$316	$548	$1,213
R Class	$152	$472	$814	$1,778
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	79.00%	Fixed-Income Securities (Bond Funds)	20.00%
Core Equity Plus Fund	4.50%	Diversified Bond Fund	7.00%
Emerging Markets Fund	6.50%	Emerging Markets Debt Fund	1.50%
Equity Growth Fund	10.00%	Global Bond Fund	3.00%
Growth Fund	10.50%	Inflation-Adjusted Bond Fund	3.00%
Heritage Fund	7.50%	NT High Income Fund	4.50%
International Growth Fund	8.50%	Short Duration Inflation Protection Bond Fund	1.00%
Large Company Value Fund	9.50%
Mid Cap Value Fund	5.75%	Cash Equivalents (Money Market Funds)	1.00%
NT Disciplined Growth Fund	3.00%	U.S. Government Money Market Fund	1.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	2.00%
NT International Value Fund	6.00%
Small Company Fund	2.25%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	60-90%	10-30%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 13.90% Lowest Performance Quarter (4Q 2008): -18.80%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 14.25%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	6.89%	9.52%	5.48%	09/30/2004
Return After Taxes on Distributions	5.72%	8.23%	4.46%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	7.33%	4.14%	09/30/2004
R Class Return Before Taxes	6.35%	8.96%¹	4.95%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary – One Choice Portfolio: Very Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	R Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	R Class
Management Fee	None	None
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	1.05%	1.05%
Total Annual Fund Operating Expenses	1.05%	1.55%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor shares of the fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$107	$335	$580	$1,282
R Class	$158	$490	$845	$1,844
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and cash equivalent securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	100.00%
Core Equity Plus Fund	4.75%
Emerging Markets Fund	7.50%
Equity Growth Fund	12.25%
Growth Fund	12.50%
Heritage Fund	9.00%
International Growth Fund	10.00%
Large Company Value Fund	11.50%
Mid Cap Value Fund	8.00%
NT Disciplined Growth Fund	4.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	3.00%
NT International Value Fund	8.00%
Small Company Fund	6.50%

Fixed-Income Securities (Bond Funds)	0.00%

Cash Equivalents (Money Market Funds)	0.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	75-100%	0-10%	0-15%
Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Shareholders of the fund will also indirectly bear their pro rata share of the expenses of such underlying funds. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 15.67% Lowest Performance Quarter (4Q 2008): -22.24%
As of September 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 16.79%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Inception Date
Investor Class Return Before Taxes	7.40%	10.96%	5.36%	09/30/2004
Return After Taxes on Distributions	6.32%	9.76%	4.51%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	5.17%	8.64%	4.18%	09/30/2004
R Class Return Before Taxes	6.85%¹	10.40%¹	4.84%¹	03/20/2015
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	—
1 Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Richard Weiss, Chief Investment Officer - Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Risk Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
There is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Objectives, Strategies and Risks
What are the funds’ investment objectives?
Each of the funds seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.
What are the funds’ principal investment strategies?
Each fund invests in a combination of underlying American Century Investments funds. Generally, more conservative portfolios emphasize investments in bonds and cash equivalents while more aggressive portfolios emphasize investments in stocks.
The following table shows which underlying funds are currently being used within the various asset classes and the neutral weightings for each individual underlying fund as of the date of this prospectus, except as otherwise noted below.

Asset Class Underlying Fund [1]	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity Securities (Stock Funds)
Core Equity Plus Fund	1.00%	2.00%	4.00%	4.50%	4.75%
Emerging Markets Fund	0.00%	0.00%	4.00%	6.50%	7.50%
Equity Growth Fund	4.00%	7.00%	11.00%	10.00%	12.25%
Growth Fund	2.50%	4.75%	7.00%	10.50%	12.50%
Heritage Fund	1.50%	3.25%	5.00%	7.50%	9.00%
International Growth Fund	0.00%	5.50%	6.50%	8.50%	10.00%
Large Company Value Fund	7.00%	7.00%	8.50%	9.50%	11.50%
Mid Cap Value Fund	5.00%	6.00%	5.50%	5.75%	8.00%
NT Disciplined Growth Fund	1.00%	1.50%	2.00%	3.00%	4.00%
NT Global Real Estate Fund	0.00%	2.00%	2.00%	3.00%	3.00%
NT International Small-Mid Cap Fund	0.00%	1.00%	1.50%	2.00%	3.00%
NT International Value Fund	0.00%	3.50%	5.00%	6.00%	8.00%
Real Estate Fund	2.00%	0.00%	0.00%	0.00%	0.00%
Small Company Fund	1.00%	1.50%	2.00%	2.25%	6.50%
TOTAL	25.00%	45.00%	64.00%	79.00%	100.00%
Fixed-Income Securities (Bond Funds)
Diversified Bond Fund	20.50%	20.50%	14.50%	7.00%	0.00%
Emerging Markets Debt Fund	1.50%	2.00%	2.00%	1.50%	0.00%
Global Bond Fund	8.00%	7.00%	5.00%	3.00%	0.00%
Inflation-Adjusted Bond Fund	10.00%	7.00%	5.00%	3.00%	0.00%
International Bond Fund	7.00%	5.50%	2.00%	0.00%	0.00%
NT High Income Fund	2.00%	2.00%	2.50%	4.50%	0.00%
Short Duration Fund	7.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Inflation Protection Bond Fund	13.00%	5.00%	1.00%	1.00%	0.00%
TOTAL	69.00%	49.00%	32.00%	20.00%	0.00%
Cash Equivalents (Money Market Funds)
U.S. Government Money Market Fund	6.00%	6.00%	4.00%	1.00%	0.00%
TOTAL	6.00%	6.00%	4.00%	1.00%	0.00%

[1]	The funds invest in Investor Class shares of each underlying fund.

The managers regularly review each fund and may modify the underlying funds’ neutral weightings or substitute other underlying funds to emphasize investments that they believe will provide the most favorable outlook for achieving a fund’s objective.
A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.
What are the underlying funds’ investment techniques?
The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.
The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.
The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and geographic exposure (domestic and international).
Although the funds generally will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.
A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses.
Stock Funds
Core Equity Plus seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies. It invests approximately 130% of its assets in long positions, while 30% of its assets are sold short.
Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.
Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.
Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.
Heritage seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.
International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.
Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.
Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.
NT Disciplined Growth seeks long-term capital growth. It uses a quantitative model and invests primarily in large publicly traded U.S. companies.
NT Global Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry located in developed countries world-wide.
NT International Small-Mid Cap seeks capital growth. It uses a growth investment strategy and invests primarily in securities of small- to medium-sized companies located in foreign developed countries.
NT International Value seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from securities of companies located outside the United States that are believed to be undervalued by the market.

Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and other companies engaged in the real estate industry.
Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.
Bond Funds
Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
Emerging Markets Debt seeks total return by investing in fixed income instruments of issuers that are economically tied to emerging markets.
Global Bond seeks long-term total return by investing primarily in government and corporate bonds, which may be payable in U.S. or foreign currencies. The fund invests primarily in debt securities of issuers located in developed countries world-wide, but may also invest in emerging market debt securities.
Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
International Bond seeks total return by investing primarily in non-dollar-denominated debt securities issued by foreign governments and foreign companies.
NT High Income seeks current yield and capital growth. The fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment grade.
Short Duration seeks to maximize total return and, as a secondary objective, seeks a high level of income. The fund invests primarily in investment-grade debt securities and its weighted average duration must be three years or less.
Short Duration Inflation Protection Bond pursues total return using a strategy that seeks to protect against U.S. inflation. The fund invests primarily in inflation-linked debt securities and the weighted average duration of its portfolio must be five years or shorter.
Money Market Funds
U.S. Government Money Market seeks current income while maintaining liquidity and preserving capital by investing at least 99.5% of its assets in cash, government securities, and/or fully collateralized repurchase agreements.
What are the principal risks of investing in the funds?
Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
Each fund’s performance and risks also reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

The names of the funds are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor’s assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century Investments family of funds.

Shareholders of the fund will also indirectly bear their pro rata share of the expenses charged by the underlying funds. Such expenses may increase or decrease due to changes in the fund’s asset mix or due to changes in the underlying fund’s expenses.
Although the fund’s advisor does not receive a management fee for managing the fund, the advisor receives fees for managing the underlying funds. In addition, the fund may hold a significant percentage of the shares of an underlying fund. As a result, the fund’s investments in an underlying American Century Investments fund may create a conflict of interest for the advisor.
Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessments of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock markets.
Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.
The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. A period of rising interest rates may negatively affect the fund’s performance.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.
The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.
Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.
The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and cash, and who are willing to accept the risks associated with the funds’ asset allocation strategies.
A fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. A fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs or have tax consequences. To the extent that a large shareholder (including a 529 college savings plan) invests in a fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, a fund’s performance may be adversely affected.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Management
Who manages the funds?
The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940. The directors also serve in that capacity for many of the underlying funds.
The Investment Advisor
The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments. Although the advisor does not receive a separate fee for managing the funds, the advisor does receive a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.
A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ annual report to shareholders dated July 31, 2017.
The Fund Management Team
The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers are jointly and primarily responsible for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.
Richard Weiss
Mr. Weiss, Chief Investment Officer – Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.
Radu Gabudean, Ph.D.
Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.
Scott Wilson
Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.
The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.
G. David MacEwen
Mr. MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of the funds. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.

Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com. Regardless of whether you manage your account online, you may request a paper copy of the prospectus, statement of additional information, or annual report free of charge.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918

•	Your American Century Investments account number and fund name

•	Your name

•	The contribution year (for IRAs only)

•	Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday

•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday

•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line (available only to Investor Class shareholders).
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call or use our Automated Information Line.  The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
R Class shares do not carry a sales charge or commission, but they have an ongoing distribution and service (12b-1) fee.  R Class shares are available for purchase through certain employer-sponsored retirement plans. R Class shares also may be available for certain other accounts through financial intermediaries who have an agreement with us to offer R Class in certain products.  Additionally, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, except that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases, and certain intermediaries may have agreements with us to offer R Class shares in such plans as described above.
If you do business with us through a financial intermediary or an employer-sponsored retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

•	minimum investment requirements

•	exchange policies

•	fund choices

•	cutoff time for investments

•	trading restrictions
In addition, your financial intermediary may charge a fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
Investor Class shares may also be available on brokerage platforms of financial intermediaries that have agreements with American Century Investments to offer such shares solely when acting as an agent for the shareholder.  A shareholder transacting in Investor Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.  Shares of the fund are available in other share classes that have different fees and expenses.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor and R Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.

Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee

•	employer-sponsored retirement plans

•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

•	insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.
Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account	$2,000[1,2]
Employer-sponsored retirement plans[3]	No minimum

[1]	American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.

[2]	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

[3]	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
Generally, we expect to remit your redemption proceeds to you one business day after we process your transaction. However, we reserve the right to delay delivery of redemption proceeds for up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. However, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;

•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;

•	You are transferring ownership of an account over $100,000;

•	You change your address and request a redemption over $100,000 within seven days;

•	You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or

•	You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, frequent trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of frequent trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made

•	within seven days of the purchase, or

•	within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:

•	purchases of shares through reinvested distributions (dividends and capital gains);

•	redemption of shares to pay fund or account fees;

•	CheckWriting redemptions;

•	redemptions requested following the death of a registered shareholder;

•	transactions through automatic purchase or redemption plans;

•	transfers and re-registrations of shares within the same fund;

•	shares exchanged from one share class to another within the same fund;

•	transactions by 529 college savings plans; and

•	reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of a fund is the current value of the fund’s assets attributable to the class, minus any liabilities, divided by the number of shares of the class outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.
Trading in foreign markets of securities that are held by the underlying funds may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the underlying funds’ NAVs are not calculated. So, the value of the underlying funds’ portfolios and consequently the funds’ portfolios may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.
Distributions of substantially all of their income are paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate and annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from realized capital gains, if any, for all the funds are generally paid once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, to your home address or to another person or address by check.

Taxes
Some of the tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the funds of dividend and interest income, capital gains and other income they have generated through their investment activities, will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.
The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If the fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that a fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.

Multiple Class Information
The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. Different fees and expenses will affect performance.
Except as described below, all classes of shares of each fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The R Class has a 12b-1 plan. The plan provides for the funds to pay an annual fee of 0.50% for R Class to the distributor, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fee to the financial intermediaries that make the class available. Because this fee may be used to pay for services that are not related to prospective sales of the funds, the R Class will continue to make payments under its plan even if it is closed to new investors. Because this fee is paid out of the funds’ assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Financial Highlights
Understanding the Financial Highlights
The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).
On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period
Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(4)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(4)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(4)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(4)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(4)	1.75%	28%	$351,627
R Class
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(5)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(6)	0.40%(6)	24%(7)	$25
One Choice Portfolio: Conservative
Investor Class
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(4)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(4)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(4)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(4)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(4)	1.86%	3%	$746,126
R Class
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(5)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(6)	0.28%(6)	22%(7)	$25
One Choice Portfolio: Moderate
Investor Class
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(4)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(4)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(4)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(4)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(4)	1.81%	3%	$1,133,569
R Class
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(5)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(6)	0.28%(6)	20%(7)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(4)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(4)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(4)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(4)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(4)	1.67%	5%	$852,907
R Class
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(5)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(6)	0.23%(6)	29%(7)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(4)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(4)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(4)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(4)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(4)	1.29%	16%	$234,629
R Class
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(5)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(6)	(0.18)%(6)	42%(7)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	March 20, 2015 (commencement of sale) through July 31, 2015.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2017.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Information about the funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-21591
CL-PRS-90382  1712